Cover	Mar. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2021
Entity File Number	001-33368
Entity Registrant Name	Glu Mobile Inc.
Entity Central Index Key	0001366246
Entity Tax Identification Number	91-2143667
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	875 Howard Street
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94103
City Area Code	415
Local Phone Number	800-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	GLUU
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false